Financial risk and capital management - Undiscounted contractual cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	$ 52,421	$ 43,012
Lease liabilities	4,504	4,607
Derivative financial liabilities	2,294	1,835
Year 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	13,388	13,388
Lease liabilities	1,220	1,210
Derivative financial liabilities	1,262	204
Year 2 and 3 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	5,528	4,370
Lease liabilities	1,598	1,483
Derivative financial liabilities	75	606
Year 4 and 5 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	6,489	6,238
Lease liabilities	772	673
Derivative financial liabilities	264	175
Year 6 to 10 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	12,401	8,449
Lease liabilities	752	892
Derivative financial liabilities	269	479
After 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	14,614	10,567
Lease liabilities	162	349
Derivative financial liabilities	$ 425	$ 370